Summary of significant accounting policies (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Accounting Policies [Abstract]
Finished goods held for resale	$ 43,544
Raw materials		30,521
Net inventory	$ 43,544	$ 30,521